Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Tax Expense (Benefit)
The Company is subject to US (federal, state and local) and foreign income taxes. The components of income (loss) before income tax expense (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
U.S.	$(504,096)	$(853,151)
Foreign	(30,326)	(22,826)
(Loss) income before income tax expense	$(534,422)	$(875,977)

Schedule of Components of Income Taxes
The following table displays the components of the Company’s federal, state and local, and foreign income taxes.

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Current Income Tax Expense (Benefit):
Federal	$127	$(658)
Foreign	1,780	1,815
State and local	8	(130)
Total Current Income Tax Expense (Benefit)	1,915	1,027

Deferred Income Tax Expense (Benefit):
Federal	(46,751)	(138,339)
Foreign	(8,351)	(6,967)
State and local	(7,436)	(32,013)
Valuation Allowance	62,621	177,392
Total Deferred Income Tax Expense (Benefit)	83	73

Income Tax Expense (Benefit)	$1,998	$1,100

Schedule of Effective Tax Rate Reconciliation
The following table displays the difference between the U.S. federal statutory corporate tax rate and the effective tax rate.

	Year Ended December 31,
	2023	2022
US federal statutory corporate tax rate	21.00%	21.00%
State and local tax	1.02%	2.87%
Stock-based compensation	-0.74%	-0.68%
Fair value of warrants	-9.33%	6.37%
Others	-0.79%	0.03%
Foreign tax rate differential	0.23%	0.09%
R&D tax credit	—%	0.13%
Unrecognized tax benefits	-0.02%	0.08%
Interest - Pre-Closing Bridge Notes	—%	-6.54%
Restructuring costs	—%	-3.19%
Change in valuation allowance	-11.75%	-20.29%
Effective Tax Rate	-0.38%	-0.13%

Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities
The following table displays deferred income tax assets and deferred income tax liabilities:

	As of December 31,
(Amounts in thousands)	2023	2022
Deferred Income Tax Assets
Net operating loss	$334,955	$243,632
Non-qualified stock options	—	1,735
Reserves	4,550	5,092
Loan repurchase reserve	5,219	12,991
Restructuring reserve	2,532	757
Accruals	—	112
Deferred revenue	22	7,688
Internal use software	6,172	—
Other	2,382	3,908
Total Deferred Income Tax Assets	355,832	275,915
Deferred Income Tax Liabilities
Non-qualified stock options	(6,215)	—
Internal use software	—	(3,167)
Intangible assets	(840)	(547)
Depreciation	(1,741)	(1,775)
Total Deferred Income Tax Liabilities	(8,796)	(5,489)
Net Deferred Tax Asset before Valuation Allowance	347,036	270,426
Less: Valuation Allowance	(346,833)	(270,139)
Deferred Income Tax Assets, Net	$203	$287

Schedule of Reconciliation of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Unrecognized tax benefits - January 1	$1,353	$4,070
Gross increases - tax positions in prior period	—	—
Gross decreases - tax positions in prior period	—	(2,717)
Gross increases - tax positions in current period	—	—
Settlement	—	—
Lapse of statute of limitations	—	—
Unrecognized tax benefits - December 31	$1,353	$1,353